Offsets	Aug. 11, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	National Fuel Gas Company
Form or Filing Type	S-3
File Number	333-273926
Initial Filing Date	Aug. 11, 2023
Fee Offset Claimed	$ 2,624.07
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $1.00 per share
Unsold Securities Associated with Fee Offset Claimed | shares	443,260
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 23,811,927.20
Termination / Withdrawal Statement	Prior to the filing of this prospectus supplement, 443,260 shares of Common Stock remained registered and unsold under the prior prospectus supplement and the prior Registration Statement (No. 333-273926), each filed by the Registrant on August 11, 2023. Pursuant to Rule 457(p), the registration fee of $2,624.07 associated with such unsold securities is being used to offset the registration fee associated with the securities to be registered pursuant to this prospectus supplement. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	National Fuel Gas Company
Form or Filing Type	S-3
File Number	333-273926
Filing Date	Aug. 11, 2023
Fee Paid with Fee Offset Source	$ 2,624.07